Noncontrolling Interest (Details)	May 06, 2019 USD ($)	May 06, 2019 CNY (¥)	Dec. 14, 2018 USD ($)	Apr. 10, 2018 CNY (¥)	Jan. 31, 2017
Noncontrolling Interest (Textual)
Dividends declared | ¥		¥ 3,000,000		¥ 5,000,000
Beijing Jiate Information Technology [Member]
Noncontrolling Interest (Textual)
Percentage of effective ownership					49.00%
Dividends declared | $	$ 213,722		$ 355,232